Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2023, net of accumulated depreciation	1,774	1,673	33	151	82	3,713
Additions	28	27	—	127	18	200
Depreciation provided during the year	(700)	(416)	(20)	(43)	(34)	(1,213)
Disposals	—	—	—	—	(1)	(1)
Exchange differences	(25)	(23)	—	(3)	(2)	(53)
At December 31, 2023, net of accumulated depreciation	1,077	1,261	13	232	63	2,646
As of December 31, 2023
Cost	2,519	3,373	148	322	228	6,590
Accumulated depreciation	(1,442)	(2,112)	(135)	(90)	(165)	(3,944)
Net carrying amount	1,077	1,261	13	232	63	2,646
	Leasehold	Plant and	Office	Motor	Electronic
	improvements	machinery	equipment	vehicles	equipment	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At January 1, 2024, net of accumulated depreciation	1,077	1,261	13	232	63	2,646
Additions	—	51	—	58	61	170
Depreciation provided during the year	(669)	(220)	(7)	(55)	(31)	(982)
Disposals	—	(13)	—	(44)	2	(55)
Exchange differences	(9)	(16)	9	(3)	(17)	(36)
At December 31, 2024, net of accumulated depreciation	399	1,063	15	188	78	1,743
As of December 31, 2024
Cost	2,241	2,450	139	293	257	5,380
Accumulated depreciation	(1,842)	(1,387)	(124)	(105)	(179)	(3,637)
Net carrying amount	399	1,063	15	188	78	1,743

During the Relevant Periods, none of the Group’s property, plant and equipment were pledged.

There was no impairment for the Group’s property, plant and equipment during the Relevant Periods.